Intellectual Property	12 Months Ended
Aug. 31, 2021
Intellectual Property
8. Intellectual Property

8. Intellectual Property

The following is a list of capitalized US patents held by the Company.

Issued Patent #	Patent Issuance Date	Patent Family
US 9,474,725 B1	10/25/2016	Food and Beverage Compositions Infused With Lipophilic Active Agents and Methods of Use Thereof
US 9,839,612 B2	12/12/2017
US 9,972,680 B2	05/15/2018
US 9,974,739 B2	05/22/2018
US 10,084,044 B2	09/25/2018
US 10,103,225 B2	10/16/2018
US 10,381,440	08/13/2019
US 10,374,036	08/06/2019
US 10,756,180	08/25/2020

Schedule of continuity for capitalized patents:

	August 31	August 31
	2021	2020
	$	$
Balance – Beginning	292,000	265,127
Addition	79,493	33,645
Amortization	(6,870)	(6,772)
Balance – Ending	364,623	292,000
Patents are amortized over their legal life of 20 years.